Financial Liabilities Held for Trading - Summary of Financial Liabilities Held for Trading (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities held for trading [Line Items]
Current	R$ 11	R$ 49
Non-Current	132	152
Total	143	201
Shares held for trading [member]
Disclosure of financial liabilities held for trading [Line Items]
Current		11
Total		11
Debt securities held for trading [member]
Disclosure of financial liabilities held for trading [Line Items]
Current	11	38
Non-Current	132	152
Total	R$ 143	R$ 190